Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating expenses:
General and administrative expenses	¥ 193,655	$ 29,895	¥ 129,751	¥ 82,529
Operating losses	1,199,807	185,219	904,235	554,904
Interest income	63,218	9,759	34,682	11,082
Income before income taxes	1,276,191	197,011	941,461	568,456
Income tax expense	285,542	44,080	192,781	112,294
Net income	990,649	152,931	748,680	456,162
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	56,821	8,772	3,946	1,403
Comprehensive income	1,047,470	161,703	752,626	457,565
Parent Company [Member]
Operating expenses:
General and administrative expenses	(24,235)	(3,741)	(9,178)	(1,125)
Operating losses	(24,235)	(3,741)	(9,178)	(1,125)
Interest income	11,526	1,779	4,973	0
Equity in income of subsidiaries	1,003,358	154,893	752,885	457,287
Income before income taxes	990,649	152,931	748,680	456,162
Income tax expense	0	0	0	0
Net income	990,649	152,931	748,680	456,162
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	56,821	8,772	3,946	1,734
Comprehensive income	¥ 1,047,470	$ 161,703	¥ 752,626	¥ 457,896